Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 336,224	¥ 326,364	¥ 446,383
Deferred tax liabilities	(1,247,220)	(1,198,005)	(1,227,292)
Net deferred tax assets and liabilities	(910,996)	(871,641)	(780,909)
Capitalised development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(193,271)	(188,837)
Deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,644,486	1,717,318	2,073,234
Deferred tax assets [Member] | Defined benefit plan liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	172,237	261,078	248,226
Deferred tax assets [Member] | Accrued expenses and liabilities for quality assurance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	623,247	609,166	642,680
Deferred tax assets [Member] | Other accrued employees' compensation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	127,339	123,218	120,934
Deferred tax assets [Member] | Operating loss carryforwards for tax purposes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14,263	19,219	334,797
Deferred tax assets [Member] | Allowance for doubtful accounts and credit losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	82,467	71,142	66,044
Deferred tax assets [Member] | Property plant equipment and other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	224,933	263,243	246,633
Deferred tax assets [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	400,000	370,252	413,920
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,555,481)	(2,588,957)	(2,854,142)
Deferred tax liabilities [Member] | Changes in fair value of financial instruments measured in other comprehensive income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(661,221)	(428,541)	(506,454)
Deferred tax liabilities [Member] | Undistributed earnings of foreign subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(18,539)	(24,683)	(25,972)
Deferred tax liabilities [Member] | Undistributed earnings of associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(902,680)	(917,544)	(871,627)
Deferred tax liabilities [Member] | Basis difference of acquired assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(48,371)	(29,756)	(29,116)
Deferred tax liabilities [Member] | Capitalised development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(195,033)	(193,271)	(188,837)
Deferred tax liabilities [Member] | Lease transactions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(533,167)	(746,443)	(946,128)
Deferred tax liabilities [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	¥ (196,470)	¥ (248,719)	¥ (286,009)